PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 9.7%
90,082  Health Care Select
Sector SPDR Fund
$ 13,152,873
1.0
229,945  Vanguard Long-Term
Treasury ETF
13,247,132
1.1
1,479,566
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
71,863,852
5.6
719,416  Xtrackers USD High
Yield Corporate Bond
ETF
26,006,888
2.0
Total Exchange-Traded
Funds
(Cost $124,414,736)
124,270,745
9.7
MUTUAL FUNDS: 90.2%
Affiliated Investment Companies: 90.2%
1,469,086  Voya U.S. Bond Index
Portfolio - Class I
13,353,995
1.1
7,085,837  Voya VACS Index
Series Emerging
Markets Portfolio
83,329,442
6.5
23,620,693  Voya VACS Index
Series I Portfolio
280,613,828
21.9
7,483,245  Voya VACS Index
Series MC Portfolio
89,499,615
7.0
47,470,427  Voya VACS Index
Series S Portfolio
662,212,459
51.7
2,345,102  Voya VACS Index
Series SC Portfolio
25,186,392
2.0
Total Mutual Funds
(Cost $959,525,077)
1,154,195,731
90.2
Total Long-Term
Investments
(Cost $1,083,939,813)
1,278,466,476
99.9
Total Investments in
Securities
(Cost $1,083,939,813) $ 1,278,466,476 99.9
Assets in Excess of
Other Liabilities 1,604,482 0.1
Net Assets $ 1,280,070,958 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 124,270,745 $ — $ — $ 124,270,745
Mutual Funds 1,154,195,731 — — 1,154,195,731
Total Investments, at fair value $ 1,278,466,476 $ — $ — $ 1,278,466,476
Other Financial Instruments+
Futures 207,722 — — 207,722
Total Assets $ 1,278,674,198 $ — $ — $ 1,278,674,198
Liabilities Table
Other Financial Instruments+
Futures $ (112,310) $ — $ — $ (112,310)
Total Liabilities $ (112,310) $ — $ — $ (112,310)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 6,452,860 $ 85,497 $ (6,531,447) $ (6,910) $ — $ 44,843 $ 27,673 $ —
Voya U.S. Bond Index Portfolio -
Class I
13,125,409 2,517,561 (2,493,278) 204,303 13,353,995 123,714 15,348 —
Voya VACS Index Series Emerging
Markets Portfolio
83,780,053 1,334,390 (4,613,975) 2,828,974 83,329,442 — 606,659 —
Voya VACS Index Series I Portfolio
304,606,880 4,695,744 (44,949,934) 16,261,138 280,613,828 — 8,755,526 —
Voya VACS Index Series MC
Portfolio
73,950,302 20,630,213 (1,395,539) (3,685,361) 89,499,615 — 357,455 —
Voya VACS Index Series S
Portfolio
657,601,622 48,633,326 (9,711,275) (34,311,214) 662,212,459 — 4,578,094 —
Voya VACS Index Series SC
Portfolio
45,766,576 1,342,315 (16,284,571) (5,637,928) 25,186,392 — 2,576,394 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
64,847,265 7,470,433 (1,212,650) 758,804 71,863,852 856,738 (41,263) —
$ 1,250,130,967 $ 86,709,479 $ (87,192,669) $ (23,588,194) $ 1,226,059,583 $ 1,025,295 $ 16,875,886 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 62 06/20/25 $ 6,284,010 $ (105,366)
U.S. Treasury 5-Year Note 303 06/30/25 32,771,344 207,722

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2045 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ 39,055,354 $ 102,356
Short Contracts:
3-month SOFR (136) 09/16/25 $ (32,612,800) $ (6,202)
U.S. Treasury 2-Year Note (32) 06/30/25 (6,629,500) (742)
$ (39,242,300) $ (6,944)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 196,152,724
Gross Unrealized Depreciation (1,626,061)
Net Unrealized Appreciation $ 194,526,663